INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of provision for income taxes
This difference results from the following items:

($000s)	2017	2016
Expected income tax expense (recovery)	$(20,506)	$(9,052)
Change in unrecognized deferred tax asset	44,114	—
Unrealized foreign exchange (gain) loss	(4,947)	(1,938)
Share based compensation expense	610	856
Flow through share issuance	108	2,700
Other	(3,964)	576
Deferred tax expense (recovery)	$15,415	$(6,858)

Disclosure of net deferred income tax expense (income)
A continuity of the net deferred income tax asset (liability) for 2017 and 2016 is provided below:

($000s)	Balance, January 1, 2017	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2017
Property, plant and equipment and exploration and evaluation assets	$(12,555)	$5,710	$—	$(6,845)
Decommissioning liabilities	16,967	(602)	—	16,365
Risk management contract asset	—	(8,943)	—	(8,943)
Risk management contract liability	4,477	(3,271)	—	1,206
Share issue costs	1,950	(1,110)	—	840
Non-capital losses	38,895	20	—	38,915
Finance lease obligation	2,276	(416)	—	1,860
Deferred capital obligation	5,910	(5,910)	—	—
Deferred financing obligation	2,032	(1,626)	—	406
Deferred gain on sale	2,890	625	—	3,515
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	418	338	—	756
Convertible Debentures	(3,028)	412	—	(2,616)
Other	1,546	(642)	—	904
Total	$63,713	$(15,415)	$—	$48,298

($000s)	Balance, January 1, 2016	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2016
Property, plant and equipment and exploration and evaluation assets	$(12,142)	$(413)	$—	$(12,555)
Decommissioning liabilities	26,034	(9,067)	—	16,967
Risk management contract asset	(3,600)	3,600	—	—
Risk management contract liability	105	4,372	—	4,477
Share issue costs	2,520	(1,264)	694	1,950
Non-capital losses	40,766	(1,871)	—	38,895
Finance lease obligation	2,717	(441)	—	2,276
Deferred capital obligation	—	5,910	—	5,910
Deferred financing obligation	—	2,032	—	2,032
Deferred gain on sale	—	2,890	—	2,890
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	(65)	483	—	418
Convertible Debentures	—	66	(3,094)	(3,028)
Other	985	561	—	1,546
Total	$59,255	$6,858	$(2,400)	$63,713
The components of the net deferred tax asset at December 31, 2017 are as follows:

($000s)	2017	2016
Deferred tax liabilities:
Property, plant and equipment and exploration and evaluation assets	$(6,845)	$(12,555)
Risk management contract asset	(8,943)	—
Convertible Debentures	(2,616)	(3,028)
Deferred tax assets:
Senior Notes	756	418
Finance lease obligation	1,860	2,276
Deferred capital obligation	—	5,910
Deferred financing obligation	406	2,032
Deferred gain on sale	3,515	2,890
Risk management contract liability	1,206	4,477
Decommissioning liabilities	16,365	16,967
Share issue costs	840	1,950
Non-capital losses	40,850	40,830
Other	904	1,546
Deferred tax asset (liability)	$48,298	$63,713